CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash at banks	$ 42,653	$ 277,836	$ 101,719	$ 194,590
Accounts receivable, net	1,272,232	353,703	194,138	264,749
Inventories	101,069	131,474	1,238,316	1,487,683
Amounts due from related companies	193,197	156,826	324,337	188,202
Prepaid expenses and other current assets	319,991	280,424	224,392	301,370
Current assets held for sale		0
Total current assets	1,929,142	1,200,263	2,082,902	2,436,594
Other assets
Equity investment	562,000	562,000
Right-of-use assets	670,692	513,409	759,314	1,005,649
Property, plant and equipment, net	3,857	4,772	10,659	15,353
Non-current assets held for sale
Total other assets	1,236,549	1,080,181	769,973	1,021,002
Total assets	3,165,691	2,280,444	2,852,875	3,457,596
Current liabilities
Bank loans	1,275,575	1,358,221	462,029	402,254
Accrued expenses and other current payables	638,850	576,521	234,408	257,854
Lease liabilities, current	145,931	80,060	139,137	101,134
Current liabilities held for sale		0
Total current liabilities	2,060,356	2,014,802	835,574	761,242
Non-current liabilities
Bank loan, non-current	324,065	0	366,653	261,251
Lease liabilities, non-current	634,796	595,587	709,248	934,610
Non-current liabilities held for sale		0
Total non-current liabilities	958,861	595,587	1,075,901	1,195,861
Total liabilities	3,019,217	2,610,389	1,911,475	1,957,103
Contingencies and commitment
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,547,118 and 17,145,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	17,680	17,680	17,547	17,145
Additional paid-in capital	2,703,081	2,703,081	2,115,207	1,563,472
Accumulated losses	(2,766,339)	(3,164,249)	(1,367,834)	(242,269)
Accumulated other comprehensive income	172,093	96,918	176,480	162,145
Total stockholders' equity	126,515	(346,570)	941,400	1,500,493
Non-controlling interest	19,959	16,625
Total (deficit) equity	146,474	(329,945)
Total liabilities and stockholders' equity	$ 3,165,691	$ 2,280,444	2,852,875	$ 3,457,596
Reclassification, Other [Member]
Current assets
Cash at banks			101,491
Accounts receivable, net			194,138
Inventories			57,283
Amounts due from related companies			324,337
Prepaid expenses and other current assets			196,434
Current assets held for sale			1,209,219
Total current assets			2,082,902
Other assets
Equity investment			0
Right-of-use assets			723,604
Property, plant and equipment, net			7,007
Non-current assets held for sale			39,362
Total other assets			769,973
Total assets			2,852,875
Current liabilities
Bank loans			462,029
Accrued expenses and other current payables			187,098
Lease liabilities, current			132,114
Current liabilities held for sale			54,333
Total current liabilities			835,574
Non-current liabilities
Bank loan, non-current			366,653
Lease liabilities, non-current			703,972
Non-current liabilities held for sale			5,276
Total non-current liabilities			1,075,901
Total liabilities			1,911,475
Contingencies and commitment
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,547,118 and 17,145,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively			17,547
Additional paid-in capital			2,115,207
Accumulated losses			(1,367,834)
Accumulated other comprehensive income			176,480
Total stockholders' equity			941,400
Non-controlling interest			0
Total (deficit) equity			941,400
Total liabilities and stockholders' equity			$ 2,852,875